Stockholders’ Deficit - Schedule of Compensation Expense Related Restricted Stock Awards (Parentheticals) (Details) - Restricted Stock [Member] - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Director [Member] | October 1, 2024 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares grant for common stock	1,914,580	1,914,580	1,914,580	1,914,580
Director [Member] | February 23, 2023 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares grant for common stock	168,419	168,419	168,419	168,419
Consultants [Member] | December 5, 2024 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares grant for common stock			58,644	58,644
Consultants [Member] | August 23, 2023 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares grant for common stock			48,000	48,000
Consultants [Member] | October 26, 2021 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares grant for common stock			17,724	17,724
Consultants [Member] | October 22, 2021 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares grant for common stock			8,637	8,637
Consultants [Member] | October 20, 2021 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares grant for common stock			17,724	17,724
Employees [Member] | December 17, 2024 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares grant for common stock	500,000	500,000	500,000	500,000
Employees [Member] | September 30, 2024 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares grant for common stock			1,671,682	1,671,682
Employees [Member] | June 19, 2023 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares grant for common stock	675,058	675,058	675,058	675,058
Employees [Member] | April 4, 2022 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares grant for common stock			166,667	166,667